COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Legal proceedings and contingencies:

Bodily injury claims related to exposure to silica dust:

Overview:

The Company is subject to numerous claims mainly by fabricators, their employees or National Insurance Institute (the Israeli insurance institute -"NII" or Australian states workers compensation regulators), alleging that fabricators contracted illnesses, including silicosis, through exposure to silica particles during cutting, polishing, sawing, grinding, breaking, crushing, drilling, sanding or sculpting Company's products.

Individual claims in Israel

As of December 31, 2024, the Company is subject to 124 pending bodily injury claims (individual claims and NII subrogation or related future probable claims, representing 52 injured persons) that have been submitted in Israel since 2008 against the Company directly, or that have named the Company as third-party defendant by fabricators or their employees in Israel, by the injurer's successors, by the NII or by others. Based on its legal advisors’, contingent losses related to such claims are probable, and pursuant to ASC 450, an accrual has been recorded for the loss contingencies related to such claims.

As of December 31, 2024, the Company has 11 pending pre-litigation demand letters on behalf of certain fabricators in Israel.

Most of the claims in Israel do not specify a total amount of damages sought, as the plaintiff’s future damages are intended to be determined at trial.

In November 2015 and in May 2017, the Company entered into agreements with the State of Israel and with its main distributors in Israel, respectively, with the consent of its insurance carriers, under which the Company agreed with the State and each of its main distributors to cooperate, subject to certain terms, with respect to the management of the individual claims that have been filed and claims that may be submitted during a certain time period (NII claims are excluded from the Company’s agreement with the State) and on the apportionments of the total liability between the Company , the State, and the distributors, if found, in such claims. The agreement has been extended through March 31, 2029.

Individual claims in Australia:

As of December 31, 2024, Company’s subsidiary in Australia is subject to 122 pending bodily injury claims that have been submitted in Australia since 2018 against it directly, or that have named the Company as third-party defendant by fabricators in Australia.

Commencing 2021, the Company reassessed the expected outcome of the individual product liability claims in Australia following Company's and its insurance carrier consent for several settlements. Based on this development and also based on its legal advisors’, contingent losses related to the product liability individual claims are probable, and pursuant to ASC 450, an accrual has been recorded for the loss contingencies related to such claims.

Individual claims in the U.S.:

As of December 31, 2024, Company’s subsidiary in U.S. (Caesarstone U.S.) is subject to 122 pending individual bodily injury claims that have been submitted in U.S. against it directly, or that have named the Company as third-party defendant by fabricators in U.S.

In August 2024, a jury rendered a verdict in one such case brought in the Los Angeles County Court. The jury found all defendants liable and awarded the plaintiffs approximately $52.4 million in damages. Caesarstone U.S. was apportioned approximately $13.0 million of this amount. The Company strongly disagrees with the jury’s verdict and believes is not supported by the facts of the case, including its failure to acknowledge the proactive measures the Company took over the years to warn and educate about safe fabrication practices. The Company’s motion for new trial and motion for Judgement Notwithstanding the Verdict were rejected on January 27, 2025 and the Company currently appealing the verdict. In February 2025, the Company settled additional claim.

Based on its legal advisors’, the Company recorded an adequate accrual related to the two cases mentioned above. Contingent losses related to the other 120 product liability individual claims in the U.S. were defined in accordance with ASC450 as either only reasonably possible (18 claims) with a range of possible loss between $0.5 to $13 million per claim or are at an early stage (102 claims) in which the amount of the possible loss cannot be reasonably estimated, and therefore an accrual has not been recorded for such claims as of December 31, 2024. The Company believes it has substantial defenses and will continue to vigorously defend against these claims.

Summary of the provisions for claims mentioned:

In order to reasonably estimate the losses for bodily injury claims in Israel, Australia and the U.S. reflected in the table below, the Company performed a case-by-case analysis with its legal advisors of the relevant facts that were reasonably available to it, related to the claims filed, including, among other things, the specific known or estimated health condition of the claimants, their ages, salaries, related probable future subrogation claims from the NII, and other factors that might have an impact on the final outcome of such claims. The Company will continue to regularly monitor changes in facts for each claim and will update its best estimate if required.

Accordingly, the reserve for bodily injury claims in Israel, Australia and the U.S. as of December 31, 2024 and 2023 totaled to $50,032 and $25,717 respectively, of which $40,540 and $14,509 is reported in short term legal settlements and loss contingencies and $9,492 and $11,208 is reported in long-term liabilities. The Company currently cannot estimate the number of claimants that may file claims in the future or the nature of their claims in order to conclude probability or the range of loss.

The Company updated its provision in 2024, 2023 and 2022 to reflect the outstanding claims in the below table, and provided a provision also for related NII unasserted claims, based on its legal advisors’ and according to ASC 450, taking into consideration new claims filed, settlements reached and other new information available.

A summary of bodily injury claims for which the Company provided provision is as follows:

	Year ended December 31,
	2024	2023	2022

Outstanding claims, January 1,	224	221	203

New claims	101	63	87
Settled and dismissed claims	(77)	(60)	(69)

Outstanding claims, December 31	248	224	221

Insurance

The Company maintains insurance for product liability claims, including for bodily injury claims related to exposure to silica dust, where such insurance cover can be obtained. The Company has purchased insurance policies for the period from 2008 and to date from several insurance carriers that provide coverage for product liability losses, subject to certain terms and conditions, and the related defense costs up to a certain limit per case and per policy year.

As of December 31, 2024, for the U.S., Australia and Israel the Company did not obtain new product liability covers related to silica dust. For Canada, the Company has product liability insurance policy covers up to CAD 20 million, with relatively low deductibles.

The collectability of the Company's insurance receivables is regularly evaluated, and the amounts recorded are probable of collection. This conclusion is based on the followings - analysis of the terms of the underlying insurance policies; experience in successfully recovering individual product liability claims from Company's insurers in Israel and Australia; the agreement the Company has with the insurance carriers and the State of Israel; the financial ability of the insurance carriers to pay the claims and the relevant facts and applicable law. There is no assurance that part or all of the other 120 individual silica claims pending in the U.S. will be covered by insurance in whole or in part.

As of December 31, 2024, and 2023, the insurance receivable totaled to $32,178 and $8,361, respectively, reported in the other accounts receivable and prepaid expenses.

During the years ended December 31, 2024 and 2023, legal settlements and loss contingencies expenses related to the bodily injury claims totaled to $7,242 and credit of $4,847, respectively, which reflects the deductible amounts for claims covered by insurance policies, claims not covered and the impact of settlements including the related legal costs.

General:

From time to time, the Company is involved in other legal proceedings and claims in the ordinary course of business related to a range of matters. While the outcome of these other claims cannot be predicted with certainty, the Company monitors and estimates the possible loss deriving from these claims based on new information available and based on its legal advisors, and believes that it recorded an adequate reserve for these claims in accordance with ASC 450.

b.	Purchase obligation:

The Company's significant contractual obligations and commitments as of December 31, 2024, are for purchase obligations to certain suppliers and amounted to $22,442 for the fiscal year 2025.

c.	Pledges and guarantees:

1.
As of December 31, 2024, the Company had outstanding guarantees and letters of credit with various expiration dates in a principal amount of approximately $3,947 related to facilities, machinery and equipment, and other miscellaneous guarantees.

2.	See also note 15.